TETON Westwood Mighty Mites Fund
Schedule of Investments—December 31, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 98 .8%
Aerospace and Defense — 5 .2%
270,000 Aerojet Rocketdyne Holdings Inc. † ................. $ 15,101,100
127,400 Allied Motion Technologies Inc. ....................... 4,434,794
147,000 Avio SpA ............................................................ 1,505,898
106,000 Innovative Solutions and Support Inc. † ........... 871,320
7,000 Kratos Defense & Security Solutions Inc. † ...... 72,240
60,600 Park Aerospace Corp. ........................................ 812,646
22,797,998
Agriculture — 0 .7%
215 J.G. Boswell Co. .................................................. 184,900
194,000 Limoneira Co. .................................................... 2,368,740
375,000 S&W Seed Co. † .................................................. 558,750
3,112,390
Automotive — 2 .0%
38,660 Rush Enterprises Inc. , Cl. A .............................. 2,021,145
85,300 Rush Enterprises Inc. , Cl. B ............................... 4,799,831
10,900 TravelCenters of America Inc. † ........................ 488,102
52,700 Wabash National Corp. ..................................... 1,191,020
8,500,098
Automotive: Parts and Accessories — 3 .0%
281,000 Commercial Vehicle Group Inc. † ...................... 1,913,610
47,500 Dana Inc. ............................................................ 718,675
12,190 Gentherm Inc. † .................................................. 795,885
271,500 Modine Manufacturing Co. † ............................ 5,391,990
18,000 Motorcar Parts of America Inc. † ....................... 213,480
80,000 Puradyn Filter Technologies Inc. † .................... 8
43,028 Standard Motor Products Inc. .......................... 1,497,375
110,560 Strattec Security Corp. † ..................................... 2,272,008
20,500 Titan International Inc. † .................................... 314,060
13,117,091
Aviation: Parts and Services — 3 .2%
238,000 Astronics Corp. † ................................................ 2,451,400
23,896 Astronics Corp. , Cl. B † ...................................... 237,765
178,040 Ducommun Inc. † ............................................... 8,894,879
41,000 Heroux-Devtek Inc. † ......................................... 398,039
94,830 Kaman Corp. ...................................................... 2,114,709
14,096,792
Broadcasting — 1 .3%
308,000 Beasley Broadcast Group Inc. , Cl. A † ............... 283,422
295,145 Dish TV India Ltd. , GDR † ................................. 44,272
241,120 Gray Television Inc. ........................................... 2,698,133
86,600 Gray Television Inc. , Cl. A ................................ 943,065
32,000 Sinclair Broadcast Group Inc. , Cl. A ................. 496,320
150,000 Townsquare Media Inc. , Cl. A † ........................ 1,087,500
5,552,712
Building and Construction — 3 .2%
60,000 Armstrong Flooring Inc. † .................................. 600
86,000 Gibraltar Industries Inc. † .................................. 3,945,680
5,000 Granite Construction Inc. .................................. 175,350
5,700 Herc Holdings Inc. ............................................. 749,949
22,700 MYR Group Inc. † ............................................... 2,089,989
64,495 The Monarch Cement Co. ................................. 6,965,460
13,927,028
Business Services — 2 .0%
111,000 Diebold Nixdorf Inc. † ........................................ 157,620
36,900 Du-Art Film Laboratories Inc. † (a) .................... 239,850
4,100 Du-Art Film Laboratories Inc. † (a) .................... 26,650
13,000 IAA Inc. † ............................................................ 520,000
Shares
Market
Value
19,780 ICF International Inc. ........................................ $ 1,959,209
31,800 KAR Auction Services Inc. † .............................. 414,990
236,000 PFSweb Inc. ........................................................ 1,451,400
11,000 Team Inc. † .......................................................... 57,750
2,300,000 Trans-Lux Corp. † (b) .......................................... 950,590
49,660 Viad Corp. † ........................................................ 1,211,207
85,000 Willdan Group Inc. † .......................................... 1,517,250
8,506,516
Communications — 0 .5%
179,000 Comtech Telecommunications Corp. ............... 2,173,060
Communications Equipment — 0 .5%
63,000 Anterix Inc. † ....................................................... 2,026,710
Computer Software and Services — 1 .5%
4,000 Agilysys Inc. † ..................................................... 316,560
716,821 Alithya Group Inc. , Cl. A † ................................ 1,060,895
134,000 American Software Inc. , Cl. A .......................... 1,967,120
30,000 Avid Technology Inc. † ....................................... 797,700
4,000 Cardlytics Inc. † .................................................. 23,120
45,000 DHI Group Inc. † ................................................ 238,050
10,000 Digi International Inc. † ..................................... 365,500
10,000 Materialise NV , ADR † ....................................... 88,000
137,000 Mitek Systems Inc. † ........................................... 1,327,530
45,000 Otonomo Technologies Ltd. † ............................ 18,000
30,000 Playstudios Inc. † ................................................ 116,400
1,000 Tyler Technologies Inc. † .................................... 322,410
6,641,285
Consumer Products — 2 .3%
55,000 Acme United Corp. ............................................ 1,204,500
27,700 Bassett Furniture Industries Inc. ....................... 481,426
850,000 Goodbaby International Holdings Ltd. † .......... 68,606
5,000 Johnson Outdoors Inc. , Cl. A ............................ 330,600
244,675 Lifetime Brands Inc. .......................................... 1,857,083
389,561 Marine Products Corp. ...................................... 4,585,133
13,000 MarineMax Inc. † ................................................ 405,860
10,000 Nautilus Inc. † ..................................................... 15,300
22,120 Oil-Dri Corp. of America .................................. 741,905
5,700 PC Group Inc. † .................................................. 0
2,300,000 Playmates Holdings Ltd. ................................... 165,013
9,855,426
Consumer Services — 0 .4%
152,000 1-800-Flowers.com Inc. , Cl. A † ......................... 1,453,120
63,400 Bowlin Travel Centers Inc. † .............................. 293,225
3,500 Carriage Services Inc. ........................................ 96,390
1,842,735
Diversified Industrial — 11 .7%
112,000 American Outdoor Brands Inc. † ....................... 1,122,240
133,516 Ampco-Pittsburgh Corp. † ................................. 335,125
213,600 Burnham Holdings Inc. , Cl. A (b) ...................... 2,670,000
34,000 Chase Corp. ........................................................ 2,932,840
69,000 Columbus McKinnon Corp. .............................. 2,240,430
183,000 Distribution Solutions Group Inc. † .................. 6,745,380
112,000 Graham Corp. † .................................................. 1,077,440
35,000 Griffon Corp. ...................................................... 1,252,650
18,700 Haulotte Group SA ............................................ 69,360
1,500 Hyster-Yale Materials Handling Inc. ................ 37,965
272,000 Intevac Inc. † ....................................................... 1,759,840
10,000 John Bean Technologies Corp. .......................... 913,300
147,479 L.B. Foster Co. , Cl. A † ........................................ 1,427,597
7,800 MSA Safety Inc. .................................................. 1,124,682

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2022 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
683,370 Myers Industries Inc. ......................................... $ 15,191,315
12,000 Napco Security Technologies Inc. † ................... 329,760
192,500 Park-Ohio Holdings Corp. ................................ 2,354,275
19,500 RWC Inc. † ........................................................... 175,500
14,400 Standex International Corp. .............................. 1,474,704
92,400 Steel Partners Holdings LP † ............................. 3,954,720
234,500 Tredegar Corp. ................................................... 2,396,590
110,000 Twin Disc Inc. † ................................................... 1,069,200
50,654,913
Educational Services — 0 .1%
95,000 Universal Technical Institute Inc. † ................... 638,400
Electronics — 5 .6%
147,000 Arlo Technologies Inc. † ..................................... 515,970
6,800 Badger Meter Inc. .............................................. 741,404
122,800 Bel Fuse Inc. , Cl. A (b) ........................................ 4,088,012
213,580 CTS Corp. ........................................................... 8,419,324
43,800 Daktronics Inc. † ................................................. 123,516
30,000 IMAX Corp. † ...................................................... 439,800
35,400 Kimball Electronics Inc. † ................................... 799,686
4,000 Mesa Laboratories Inc. ...................................... 664,840
17,090 Methode Electronics Inc. ................................... 758,283
575,000 Schmitt Industries Inc. † (b) ................................ 174,397
95,500 Stoneridge Inc. † ................................................. 2,058,980
84,500 Ultra Clean Holdings Inc. † ............................... 2,801,175
154,000 Ultralife Corp. † .................................................. 594,440
59,012 Vishay Precision Group Inc. † ........................... 2,280,814
24,460,641
Energy and Utilities: Natural Gas — 0 .6%
9,180 Chesapeake Utilities Corp. ............................... 1,084,892
53,010 RGC Resources Inc. ........................................... 1,168,871
3,500 Unitil Corp. ........................................................ 179,760
2,433,523
Energy and Utilities: Services — 0 .4%
205,000 Alvopetro Energy Ltd. ...................................... 1,138,552
24,000 Dawson Geophysical Co. † ................................ 47,040
60,000 RPC Inc. .............................................................. 533,400
6,500 Subsea 7 SA , ADR .............................................. 74,296
1,793,288
Energy and Utilities: Water — 1 .7%
34,626 Artesian Resources Corp. , Cl. A ....................... 2,028,391
9,500 Cadiz Inc. † .......................................................... 23,750
23,600 California Water Service Group ....................... 1,431,104
57,600 Consolidated Water Co. Ltd. ............................ 852,480
30,000 Energy Recovery Inc. † ....................................... 614,700
6,553 Middlesex Water Co. ......................................... 515,524
40,007 The York Water Co. ............................................ 1,799,515
7,265,464
Entertainment — 0 .5%
108,000 Borussia Dortmund GmbH & Co. KGaA † ....... 428,214
1,500 Canterbury Park Holding Corp. ....................... 46,890
28,000 GAN Ltd. † .......................................................... 42,000
534,555 Sportech plc ........................................................ 126,019
20,000 World Wrestling Entertainment Inc. , Cl. A ..... 1,370,400
2,013,523
Environmental Control — 0 .9%
44,200 Casella Waste Systems Inc. , Cl. A † ................... 3,505,502
Shares
Market
Value
15,000 Primo Water Corp. ............................................. $ 233,100
3,738,602
Equipment and Supplies — 5 .6%
15,200 AZZ Inc. ............................................................. 611,040
62,000 CIRCOR International Inc. † .............................. 1,485,520
159,500 Core Molding Technologies Inc. † ..................... 2,071,905
91,000 Federal Signal Corp. .......................................... 4,228,770
50,000 Interpump Group SpA ...................................... 2,256,509
233,000 Kimball International Inc. , Cl. B ....................... 1,514,500
34,200 Maezawa Kyuso Industries Co. Ltd. ................ 238,441
295,600 The Eastern Co. .................................................. 5,699,168
86,000 The Gorman-Rupp Co. ...................................... 2,203,320
67,500 The L.S. Starrett Co. , Cl. A † ............................... 496,800
80,000 Titan Machinery Inc. † ........................................ 3,178,400
33,000 TransAct Technologies Inc. † ............................. 205,260
24,189,633
Financial Services — 13 .5%
2,000 Ameris Bancorp ................................................. 94,280
22,000 Atlantic American Corp. ................................... 50,820
41,744 Atlantic Union Bankshares Corp. ..................... 1,466,884
13,800 Bank7 Corp. ........................................................ 353,280
11,275 Berkshire Hills Bancorp Inc. ............................. 337,123
2,860 Burke & Herbert Financial Services Corp. ....... 202,202
15,240 Cadence Bank .................................................... 375,818
79,800 Capital City Bank Group Inc. ........................... 2,593,500
8,000 Capitol Federal Financial Inc. ........................... 69,200
16,560 Citizens & Northern Corp. ................................ 378,562
5,000 ConnectOne Bancorp Inc. ................................. 121,050
28,300 Crazy Woman Creek Bancorp Inc. ................... 676,370
21,111 Dime Community Bancshares Inc. ................... 671,963
1,105 Farmers & Merchants Bank of Long Beach ..... 8,248,825
40,000 Farmers National Banc Corp. ........................... 564,800
26,440 First Internet Bancorp ........................................ 641,963
379,300 Flushing Financial Corp. ................................... 7,350,834
74,000 FNB Corp. .......................................................... 965,700
32,116 FS Bancorp Inc. .................................................. 1,073,959
10 Guaranty Corp. , Cl. A † ...................................... 55,000
27,300 HomeStreet Inc. ................................................. 752,934
9,030 Hope Bancorp Inc. ............................................. 115,674
101,791 I3 Verticals Inc. , Cl. A † ...................................... 2,477,593
17,000 ICC Holdings Inc. † ............................................ 264,350
61,000 KKR & Co. Inc. ................................................... 2,831,620
80,700 Legacy Housing Corp. † ..................................... 1,530,072
700 LendingTree Inc. † .............................................. 14,931
96,324 Medallion Financial Corp. ................................ 687,753
4,197 Northrim BanCorp Inc. ..................................... 229,030
19,390 OceanFirst Financial Corp. ............................... 412,038
10,000 Pacific Premier Bancorp Inc. ............................. 315,600
285,000 Post Holdings Partnering Corp. , Cl. A † ........... 2,830,050
32,000 Primis Financial Corp. ....................................... 379,200
33,651 Renasant Corp. ................................................... 1,264,941
5,978 Salisbury Bancorp Inc. ....................................... 187,709
26,500 Sandy Spring Bancorp Inc. ................................ 933,595
3,000 Seacoast Banking Corp. of Florida ................... 93,570
3,600 Security National Corp. ..................................... 475,236
68,700 Silvercrest Asset Management Group Inc. ,
Cl. A ................................................................. 1,289,499
6,750 Simmons First National Corp. , Cl. A ................ 145,665
75,010 Southern First Bancshares Inc. † ........................ 3,431,707
4,500 Southside Bancshares Inc. ................................. 161,955
22,700 SouthState Corp. ................................................ 1,733,372
21,500 Sprott Inc. ........................................................... 715,185

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2022 (Unaudited)

Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
30,000 Territorial Bancorp Inc. ..................................... $ 720,300
5,500 Thomasville Bancshares Inc. ............................. 364,925
5,000 Towne Bank ....................................................... 154,200
10,010 TrustCo Bank Corp. NY .................................... 376,276
8,500 United Bankshares Inc. ..................................... 344,165
51,152 Valley National Bancorp ................................... 578,529
31,800 Value Line Inc. ................................................... 1,617,984
43,900 Washington Trust Bancorp Inc. ........................ 2,071,202
74,800 Waterstone Financial Inc. .................................. 1,289,552
12,002 Webster Financial Corp. .................................... 568,175
84,580 Western New England Bancorp Inc. ................ 800,127
170,000 Wright Investors' Service Holdings Inc. † ........ 19,975
58,470,822
Food and Beverage — 2 .3%
84,600 Andrew Peller Ltd. , Cl. A .................................. 311,783
15,000 BellRing Brands Inc. † ........................................ 384,600
1,900 Bridgford Foods Corp. † .................................... 22,762
49,500 Calavo Growers Inc. .......................................... 1,455,300
136,000 Corby Spirit and Wine Ltd. , Cl. A .................... 1,644,254
323,700 Crimson Wine Group Ltd. † .............................. 1,815,957
414,000 Farmer Brothers Co. † ........................................ 1,908,540
1,550 Hanover Foods Corp. , Cl. A .............................. 77,066
300 Hanover Foods Corp. , Cl. B .............................. 16,200
21,000 Iwatsuka Confectionery Co. Ltd. ...................... 688,053
1,200 J & J Snack Foods Corp. ..................................... 179,652
1,400 John B Sanfilippo & Son Inc. ............................. 113,848
70,000 Premier Foods plc .............................................. 91,904
1,510 Rock Field Co. Ltd. ............................................ 17,351
4,600 Scheid Vineyards Inc. , Cl. A † ............................ 78,660
300 Seneca Foods Corp. , Cl. A † ............................... 18,285
4,000 T. Hasegawa Co. Ltd. ........................................ 88,875
235,200 Tingyi (Cayman Islands) Holding Corp. ......... 415,230
207,400 Vitasoy International Holdings Ltd. ................ 426,733
23,000 Willamette Valley Vineyards Inc. † .................... 137,770
9,892,823
Health Care — 6 .0%
65,000 Accuray Inc. † ..................................................... 135,850
5,700 Boiron SA ........................................................... 309,349
35,400 Cardiovascular Systems Inc. † ........................... 482,148
9,000 CareDx Inc. † ....................................................... 102,690
3,000 Collegium Pharmaceutical Inc. † ....................... 69,600
7,400 Conformis Inc. † .................................................. 24,568
228,660 Cutera Inc. † ........................................................ 10,111,345
35,142 Electromed Inc. † ................................................ 368,640
60,500 Exelixis Inc. † ...................................................... 970,420
400 Heska Corp. † ..................................................... 24,864
200,000 InfuSystem Holdings Inc. † ................................ 1,736,000
21,730 Integer Holdings Corp. † ................................... 1,487,636
10,000 Invitae Corp. † .................................................... 18,600
40,000 iSpecimen Inc. † .................................................. 55,200
5,500 LeMaitre Vascular Inc. ....................................... 253,110
212,000 Neogen Corp. † ................................................... 3,228,760
60,500 NeoGenomics Inc. † ............................................ 559,020
58,000 Neuronetics Inc. † ............................................... 398,460
6,500 Omnicell Inc. † .................................................... 327,730
190,000 OPKO Health Inc. † ............................................ 237,500
21,000 Option Care Health Inc. † .................................. 631,890
60,380 Orthofix Medical Inc. † ....................................... 1,239,601
34,500 Paratek Pharmaceuticals Inc. † .......................... 64,515
1,300 STERIS plc .......................................................... 240,097
Shares
Market
Value
47,500 SurModics Inc. † ................................................. $ 1,620,700
69,611 United-Guardian Inc. ........................................ 723,955
1,000 Utah Medical Products Inc. ............................... 100,530
20,000 Zealand Pharma A/S † ........................................ 579,835
26,102,613
Hotels and Gaming — 5 .7%
22,964 Bally's Corp. † ..................................................... 445,042
19,051 Boyd Gaming Corp. ........................................... 1,038,851
20,500 Caesars Entertainment Inc. † ............................. 852,800
3,190 Churchill Downs Inc. ........................................ 674,462
1,212,119 Full House Resorts Inc. † .................................... 9,115,135
180,885 Gambling.com Group Ltd. † .............................. 1,655,098
20,000 Genius Sports Ltd. † ........................................... 71,400
121,000 Golden Entertainment Inc. † .............................. 4,525,400
308,542 Inspired Entertainment Inc. † ............................ 3,909,227
232,000 PlayAGS Inc. † .................................................... 1,183,200
20,000 Rush Street Interactive Inc. † ............................. 71,800
72,500 The Marcus Corp. .............................................. 1,043,275
24,585,690
Machinery — 3 .8%
192,000 Astec Industries Inc. .......................................... 7,806,720
4,400 DMG Mori AG ................................................... 197,348
475,000 Gencor Industries Inc. † ..................................... 4,797,500
22,650 Tennant Co. ........................................................ 1,394,561
17,020 The Middleby Corp. † ........................................ 2,278,978
11,100 Williams Industrial Services Group Inc. † ........ 11,323
16,486,430
Manufactured Housing and Recreational Vehicles — 3 .0%
20,440 Cavco Industries Inc. † ....................................... 4,624,550
106,250 Nobility Homes Inc. .......................................... 2,645,625
73,500 Skyline Champion Corp. † ................................. 3,785,985
36,700 Winnebago Industries Inc. ................................ 1,934,090
12,990,250
Metals and Mining — 0 .1%
36,000 Osisko Gold Royalties Ltd. ............................... 433,914
400,000 Tanami Gold NL † .............................................. 10,349
444,263
Paper and Forest Products — 0 .1%
26,550 Keweenaw Land Association Ltd. .................... 537,638
Publishing — 1 .1%
6,700 DallasNews Corp. .............................................. 25,728
19,500 Lee Enterprises Inc. † ......................................... 361,920
341,100 The E.W. Scripps Co. , Cl. A † ............................. 4,499,109
4,886,757
Real Estate — 3 .6%
116,000 Ambase Corp. † .................................................. 8,120
116,300 Capital Properties Inc. , Cl. A ............................ 1,285,115
30,000 DREAM Unlimited Corp. , Cl. A ....................... 563,442
19,500 FRP Holdings Inc. † ............................................ 1,050,270
16,138 Gyrodyne LLC † ................................................. 130,718
6,200 Holobeam Inc. † .................................................. 195,300
125,500 Indus Realty Trust Inc. , REIT ............................ 7,967,995
283,269 Reading International Inc. , Cl. A † .................... 784,655
74,400 Reading International Inc. , Cl. B † ..................... 1,476,840
2,508 Royalty LLC † (a) ................................................. 765
98,000 Tejon Ranch Co. † ............................................... 1,846,320
354,000 Trinity Place Holdings Inc. † ............................. 261,924
15,571,464

TETON Westwood Mighty Mites Fund
Schedule of Investments (Continued)—December 31, 2022 (Unaudited)

__________
Shares
Market
Value
COMMON STOCKS (Continued)
Restaurants — 3 .5%
57,000 Denny's Corp. † .................................................. $ 524,970
217,183 Nathan's Famous Inc. (b) ................................... 14,596,869
15,121,839
Retail — 1 .3%
16,000 Big 5 Sporting Goods Corp. .............................. 141,280
4,500 Ingles Markets Inc. , Cl. A .................................. 434,070
22,000 Lands' End Inc. † ................................................ 166,980
33,000 La-Z-Boy Inc. ...................................................... 753,060
41,500 Movado Group Inc. ........................................... 1,338,375
16,000 Natural Grocers by Vitamin Cottage Inc. ........ 146,240
1,000 PetMed Express Inc. .......................................... 17,700
25,000 Sportsman's Warehouse Holdings Inc. † .......... 235,250
111,947 Village Super Market Inc. , Cl. A ....................... 2,607,246
5,840,201
Specialty Chemicals — 1 .4%
71,840 Hawkins Inc. ...................................................... 2,773,024
3,500 Minerals Technologies Inc. ................................ 212,520
100,000 Navigator Holdings Ltd. † ................................. 1,196,000
56,100 Neo Performance Materials Inc. ....................... 397,755
25,000 Teraoka Seisakusho Co. Ltd. ............................. 57,337
66,900 The General Chemical Group Inc. † (a) ............. 0
192,174 Treatt plc ............................................................. 1,452,055
6,088,691
Telecommunications — 0 .5%
56,000 A10 Networks Inc. ............................................. 931,280
10,500 Frequency Electronics Inc. † .............................. 74,025
270,000 INNOVATE Corp. † ............................................ 504,900
30,000 Nuvera Communications Inc. ........................... 525,000
2,500 Preformed Line Products Co. ........................... 208,225
5,000 Shenandoah Telecommunications Co. ............. 79,400
2,322,830
Transportation — 0.0%
4,800 Patriot Transportation Holding Inc. † ............... 34,128
TOTAL COMMON STOCKS ......................... 428,714,267
PREFERRED STOCKS — 0 .2%
Automotive: Parts and Accessories — 0 .1%
18,300 Jungheinrich AG ................................................ 520,682
Financial Services — 0 .1%
13,815 Steel Partners Holdings LP , Ser. A , 6.000% ,
02/07/26 ........................................................... 317,331
TOTAL PREFERRED STOCKS ....................... 838,013
RIGHTS — 0 .1%
Energy and Utilities: Services — 0 .1%
85,500 Pineapple Energy Inc. , CVR † ............................ 301,815
Health Care — 0.0%
8,000 Progenics Pharmaceuticals Inc. , CVR † (a) ........ 3,978
200,000 Teva Pharmaceutical Industries Ltd. , CCCP ,
expire 02/20/23 † (a) ......................................... 0
3,978
Metals and Mining — 0.0%
60,000 Pan American Silver Corp. , CVR † .................... 34,260
TOTAL RIGHTS ............................................... 340,053
Shares
Market
Value
WARRANTS — 0.0%
Business Services — 0.0%
1 Internap Corp. , expire 05/08/24 † (a) .................. $ 652
Computer Software and Services — 0.0%
9,000 Otonomo Technologies Ltd. , expire 08/13/26 † 268
Diversified Industrial — 0.0%
47,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † ..... 7,403
Energy and Utilities: Services — 0.0%
7,627 Weatherford International plc , expire
12/13/23 † ......................................................... 1,678
Financial Services — 0.0%
95,000 Post Holdings Partnering Corp. , expire
02/09/23 † ......................................................... 7,600
Health Care — 0.0%
8,737 Option Care Health Inc. , Cl. A , expire
07/27/25 † ......................................................... 27,247
8,737 Option Care Health Inc. , Cl. B , expire
07/27/25 † ......................................................... 20,196
47,443
Hotels and Gaming — 0.0%
3,667 Genius Sports Ltd. , expire 12/31/28 † ................ 3,300
TOTAL WARRANTS ....................................... 68,344
TOTAL MISCELLANEOUS
INVESTMENTS — 0 .9% (c) .......................... 3,715,215
TOTAL INVESTMENTS — 100.0%
(Cost $ 267,252,367 ) ......................................... $ 433,675,892
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c) Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
† Non-income producing security.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
GDR Global Depositary Receipt
REIT Real Estate Investment Trust